Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.05%	42.38%	46.66%	(63.39%)	(11.92%)	142.56%	39.80%	12.14%	39.35%	(13.40%)
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.75%	2.68%	10.05%	(16.28%)	(1.93%)	10.31%	15.72%	(3.87%)	6.90%	15.07%
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.46%	5.46%	5.57%	1.67%	0.10%	0.43%	2.54%	2.08%	1.26%
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.65%	7.48%	14.29%	(16.71%)	8.68%	11.53%	18.04%	(6.29%)	16.67%	5.58%